FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

May 29, 2020

Filed Via EDGAR (CIK #0000878087)

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F. Street N.E.

Washington, D.C. 20549

Re:     Templeton Developing Markets Trust (Registrant)

             File Nos. 033-42163 and 811-06378

              Preliminary Proxy Material

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system, please find attached a Schedule 14(a) Information cover page, preliminary proxy statement, notice of meeting of shareholders and form of proxy card to be furnished to shareholders of the Fund in connection with a Special Meeting of Shareholders of the Fund (the “Meeting”), scheduled to be held on September 9, 2020.  Definitive copies of these proxy solicitation materials are expected to be released to shareholders on or about July 20, 2020.

As described in the proxy statement, at the Meeting, shareholders will be asked to vote to approve (i) a new Subadvisory Agreement with Franklin Templeton Investment Management Limited  (ii) the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace affiliated and unaffiliated subadvisers without shareholder approval; and (iii) a change in the Fund’s classification from a diversified to a non-diversified fund.

Please direct all questions and comments relating to the undersigned at (954) 847-2283 or the address shown above.

Sincerely yours,

TEMPLETON DEVELOPING MARKETS TRUST

/s/ LORI A. WEBER

Lori A. Weber

Vice President and Secretary

LAW/sg